Label	Element	Value
Oakmark Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harris Associates Investment Trust

Oakmark Bond Fund

Supplement dated April 30, 2021 to each Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, each dated December 15, 2020

Effective on May 1, 2021:

Risk/Return [Heading]	rr_RiskReturnHeading	Oakmark Bond Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	(1) The fee table and expense example included in the Oakmark Bond Fund’s Summary Prospectus and Prospectus are hereby deleted and replaced with the following:
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 27, 2022
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Oakmark Bond Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.91%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Less: Fee waivers and/or Expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.76%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.54%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 549
Oakmark Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.82%
Less: Fee waivers and/or Expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	2.30%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.52%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 655
Oakmark Bond Fund | R6 Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.82%
Less: Fee waivers and/or Expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	2.38%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.44%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 648

[1]	"Other expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
[2]	Harris Associates L.P. (the "Adviser") has contractually undertaken to waive and/or reimburse certain fees and expenses of Advisor Class, Institutional Class, and R6 Class so that the total annual operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including fees paid to the Adviser) ("annual operating expenses") of each class are limited to 0.54%, 0.52%, and 0.44% of average net assets, respectively. Each of these undertakings lasts until 1/27/2022 and may only be modified by mutual agreement of the parties that, with respect to the Trust, includes a majority vote of the "non-interested" Trustees of the Trust. The Fund has agreed that each of Advisor Class, Institutional Class, and R6 Class will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.54%, 0.52%, and 0.44% of the class' average net assets, respectively, or to exceed any lower limit in effect at the time of recoupment. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.